SUBSEQUENT EVENTS	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company identified the following subsequent event that is required disclosure in the financial statements.

On October 10, 2025, the Company’s trustee, Continental Stock Transfer & Trust Company (“Continental”), deposited $600,000 into the Trust Account. The deposit represents the Company’s required extension payment, which Continental received on September 18, 2025 pursuant to the Company’s extension letter dated September 17, 2025. Continental agreed to credit the Trust Account $1,429 of use-of-funds interest, representing the earnings that would have accrued from September 18, 2025 through October 10, 2025.

On December 17, 2025, Mango Financial issued an unsecured promissory note to the Company, pursuant to which the Company borrowed an aggregate principal amount of $600,000 (the “Mango Extension Note 2”). The Mango Extension Note 2 is non-interest bearing and is payable in full upon consummation of a Business Combination.

On December 22, 2025, the Company deposited $600,000 into the Company’s trust account to extend the period of time it has to consummate its initial business combination from December 23, 2025 to March 23, 2026.

North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On July 10, 2025, the Group incorporated Mango Fiduciary Limited, a limited company.

On August 6, 2025, the Group incorporated Mango Financial OFC, an open-ended fund company.

On October 16, 2025, MFG entered into a share sale and purchase agreement with the shareholders of NW, under which MFG purchased an aggregate of 20,000 ordinary shares of NW, representing the entire issued share capital of NW, from the NW Shareholders in consideration of which MFG allotted and issued an aggregate of 21,052,632 Class A ordinary shares of par value US$0.0001 each. Accordingly, the Reorganization was completed on October 16, 2025.

The Group has assessed all events up through the date of these consolidated financial statements are available to be issued, there are no other material subsequent events that require disclosure in these consolidated financial statements.

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On July 10, 2025, the Group incorporated Mango Fiduciary Limited, a limited company.

On August 6, 2025, the Group incorporated Mango Financial OFC, an open-ended fund company.

On October 16, 2025, MFG entered into a share sale and purchase agreement with the shareholders of NW, under which MFG purchased an aggregate of 20,000 ordinary shares of NW, representing the entire issued share capital of NW, from the NW Shareholders in consideration of which MFG allotted and issued an aggregate of 21,052,632 Class A ordinary shares of par value US$0.0001 each. Accordingly, the Reorganization was completed on October 16, 2025.

The Group has assessed all events up through the date of these unaudited condensed consolidated financial statements are available to be issued, there are no other material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.